Summary of Significant Accounting Policies - Effect of Adoption, Market Risk Benefits (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities	$ 797,000,000	$ 6,369,000,000	$ 10,000,000,000
Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities	767,000,000	6,281,000,000	9,908,000,000	$ 9,908,000,000
Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities	$ 30,000,000	$ 88,000,000	92,000,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			7,380,000,000
As Previously Reported | Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			7,306,000,000
As Previously Reported | Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			74,000,000
Adjustment for reversal of AOCI adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			(75,000,000)
Adjustment for reversal of AOCI adjustments | Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			(27,000,000)
Adjustment for reversal of AOCI adjustments | Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			(48,000,000)
Cumulative effect of the changes in non-performance risk between the original contract issuance date and the transition date
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			(749,000,000)
Cumulative effect of the changes in non-performance risk between the original contract issuance date and the transition date | Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			(743,000,000)
Cumulative effect of the changes in non-performance risk between the original contract issuance date and the transition date | Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			(6,000,000)
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			3,444,000,000
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs | Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			3,372,000,000
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs | Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefit - net liabilities			$ 72,000,000